FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Recurring | Level 1 | Marketable securities held in Trust Account
FAIR VALUE MEASUREMENTS
Assets	$ 58,679,991	$ 0